Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities

Other long-term liabilities consist of:

	2018	2017 [As Adjusted – Note 2]
Long-term portion of fair value of hedges [note 22]	$40	$17
Long-term portion of income taxes payable	205	225
Asset retirement obligation	33	34
Long-term lease inducements	16	15
Deferred revenue	106	35

	$400	$326